Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manor Investment Funds Inc
Entity Central Index Key	0001003924
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024